Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 267,321	$ 97,996
Restricted cash	5,330	7,371
Receivables	2,237	2,150
Inventories	9,398	9,335
Due from related parties	2,616	3,585
Fair value of derivatives	165	0
Insurance claims receivables	1,454	3,076
Accrued charter revenue	5,100	13,428
Prepayments and other	1,862	1,910
Vessels held for sale	4,441	0
Total current assets	299,924	138,851
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	339,552	148,373
Vessels, net	1,582,345	1,618,887
Total fixed assets, net	1,921,897	1,767,260
NON CURRENT ASSETS [Abstract]:
Deferred charges, net	34,099	32,641
Restricted cash	41,992	38,707
Accrued charter revenue	13,422	5,086
Total assets	2,311,334	1,982,545
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	162,169	153,176
Accounts payable	5,882	4,057
Accrued liabilities	9,292	13,455
Unearned revenue	5,595	6,901
Fair value of derivatives	55,701	46,481
Other current liabilities	10,772	2,519
Total current liabilities	249,411	226,589
NON CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,399,720	1,290,244
Fair value of derivatives, net of current portion	125,110	125,194
Unearned revenue, net of current portion	16,641	10,532
Total non current liabilities	1,541,471	1,425,970
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY [Abstract]:
Common Stock	8	6
Additional paid-in capital	714,100	519,971
Accumulated deficit	(40,814)	(48,854)
Accumulated other comprehensive loss	(152,842)	(141,137)
Total stockholders' equity	520,452	329,986
Total liabilities and stockholders' equity	$ 2,311,334	$ 1,982,545